Pension and Other Benefit Plans - Amounts Recognized in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	$ (298)	$ (269)